(14) INTANGIBLE ASSETS (Details 1) - Concession right Acquired in business combinations [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Total	R$ 3,772,187	R$ 4,117,105
Intangible asset acquired, not merged [Member] | Parent [Member]
Disclosure of detailed information about intangible assets [line items]
Total	2,725,797	2,955,077
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 87,873	R$ 97,858
Annual amortization rate	3.28%	3.28%	3.28%
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 12,730	R$ 14,025
Annual amortization rate	3.32%	3.31%	3.31%
Intangible asset acquired, not merged [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 0	R$ 1,752
Annual amortization rate	0.00%	4.70%	4.24%
Intangible asset acquired, not merged [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 1,575	R$ 0
Annual amortization rate	4.70%	0.00%	0.00%
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 17,221	R$ 19,067
Annual amortization rate	3.38%	3.38%	3.38%
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 3,775	R$ 4,044
Annual amortization rate	3.41%	3.41%	3.41%
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 2,602,622	R$ 2,818,331
Annual amortization rate	5.90%	4.16%	5.39%
Intangible asset acquired and merged [Member] | Subsidiaries [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 554,816	R$ 616,837
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 0	R$ 234,297
Annual amortization rate	0.00%	2.11%	2.11%
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 461,795	R$ 279,553
Annual amortization rate	3.63%	9.09%	9.09%
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 93,020	R$ 102,987
Annual amortization rate	2.34%	2.34%	2.34%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 491,574	R$ 545,191
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 287,156	R$ 319,360
Annual amortization rate	3.00%	3.00%	3.00%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 37,723	R$ 41,560
Annual amortization rate	3.31%	3.31%	3.31%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 0	R$ 125,785
Annual amortization rate	0.00%	4.09%	4.09%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 160,256	R$ 51,588
Annual amortization rate	4.67%	9.09%	0.00%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 6,438	R$ 6,898
Annual amortization rate	3.01%	3.01%	3.01%
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 7,495,458
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member]
Disclosure of detailed information about intangible assets [line items]
Total	4,064,051
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	304,861
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	39,065
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total	0
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	3,768
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	54,555
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	7,896
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	3,653,906
Gross carrying amount [Member] | Intangible asset acquired and merged [Member] | Subsidiaries [Member]
Disclosure of detailed information about intangible assets [line items]
Total	1,859,457
Gross carrying amount [Member] | Intangible asset acquired and merged [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total	0
Gross carrying amount [Member] | Intangible asset acquired and merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	1,433,007
Gross carrying amount [Member] | Intangible asset acquired and merged [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	426,450
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member]
Disclosure of detailed information about intangible assets [line items]
Total	1,571,949
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	1,074,026
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	115,762
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total	0
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	366,887
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | CPFL Jaguari Geração Ltda. ("CPFL Jaguari Geração") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	15,275
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(3,723,270)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(1,338,255)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(216,988)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(26,335)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total	0
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(2,193)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(37,333)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(4,121)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(1,051,284)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged [Member] | Subsidiaries [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(1,304,642)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total	0
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(971,212)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(333,430)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(1,080,375)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(786,870)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(78,039)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total	0
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(206,630)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ (8,837)